Consolidated Statements of Cash Flows - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Loss for the year	$ (320,524)	$ (1,986,814)	$ (51,788,880)	$ (4,526,905)
Adjustments to reconcile loss for the year to net cash flows
Deferred income tax			(234,542)
Depreciation and amortization			122,022	1,699
Employee share-based payment			1,095,114	838,576
Share of loss from associate		390,453
Change in fair value of Simply Agreement for Future Equity (“SAFE”)			313,346	860,000
Share based payment cost of listing shares (non-cash item)			42,705,061
Financial income / expenses			(1,452,876)	14,472
Changes in working capital
Trade receivables			(44,126)
Other receivables			(276,292)
Receivables from related parties	(2,299,108)	2,009,220
Prepayment		(358)	(339,046)	(1,703)
Inventories			66,484
Accounts Payable	19,632	568,026	1,485,151	926,711
Other liabilities			837,231	1,171
Net cash (used in) / generated by operating activities	(2,600,000)	980,527	(7,511,353)	(1,885,979)
Cash flows from investing activities
Additions of fixed assets			(14,824)
Cash paid for acquisition of ValoraSoy net of the cash acquired			(1,930,883)
Additions of Intangible assets			(164,362)
Short term investment subscriptions			(2,572,783)
Short-term investments withdrawals			2,346,032
Net cash used in investing activities			(2,336,820)
Cash flows from financing activities
Proceeds from issuance of share capital to UGVL and Theo (Backstop)			8,011,040
Proceeds from issuance of share capital to SPAC public holders (Trust)			1,988,975
Proceeds from financial debts			2,171,830
Payment of loans			(876,769)
Payment of loan interests			(24,098)
Proceeds from the SAFE				2,000,000
Proceeds from of issue of shares			10,683
Proceeds from issue of share capital	600,000
Proceeds from additional issue of ordinary shares	2,000,000
Net cash generated from financing activities	2,600,000		11,281,661	2,000,000
Net increase in cash and cash equivalents		980,527	1,433,488	114,021
Cash and cash equivalents at beginning of the year/period			1,081,808	980,527
Effect of exchange rate changes on cash and equivalents			12,377	(12,740)
Cash and cash equivalents at end of the year/period		980,527	2,527,673	1,081,808
Non-cash financing activities
Issue of Share Capital and Share Premium of New Shareholders through other non current receivables			8,120,000
Relief of SAFE financial liabilities through the issue of Share Capital and Share Premium			3,173,346
Capitalization of transaction expenses through Accounts Payable			1,057,833
Net liabilities acquired through issuance of share capital			3,991,935
Acquisition of Business Combination trough deferred payment			488,431
Acquisition of Business Combination trough deferred payment in kind			217,916
Acquisition of non-current assets by the issuance of ordinary shares	$ 2,000,000	$ 3,000,000